Discontinued operation - Schedule of Discontinued Operation Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Discontinued Operation Consolidated Statements Of Net Loss Income Abstract
Net revenues		$ 1,328,203	$ 1,825,288	$ 3,702,619	$ 1,634,221
Cost of revenues		(702,230)	(1,121,174)	(2,216,444)	(389,022)
Taxes and other surcharges			(5,598)	(9,934)	(3,788)
Gross profit		620,350	698,516	1,476,241	1,241,411
Operating expenses		(285,038)	(551,578)	(471,218)	(194,476)
Other income/(expenses).net			1,501	10,178	7,929
(Loss)/income before income tax		336,637	148,439	1,015,201	1,054,864
Income tax expense		(65,589)	19,381	(169,458)	(72,729)
(Loss)/income from discontinued operation, net of income tax	$ 0	$ 271,048	$ 167,820	$ 845,743	$ 982,135